11 Greenway Plaza, Suite 1000 Houston, TX 77046 invesco.com

July 1, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Invesco Dynamic Credit Opportunity

CIK 0001860151

1933 Act Registration No. 333-255932

1940 Act Registration No. 811-23665

Ladies and Gentlemen:

Invesco Dynamic Credit Opportunity Fund filed via EDGAR on June 27, 2022, an electronically signed copy of Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Registration Statement”) complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 486(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the “1933 Act Rules”), as amended, and under the Investment Company Act of 1940, as amended.

In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.

Very truly yours,

/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel